DESCRIPTION OF TC ENERGY'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2025 segment plant mi km Bcf
Segment Reporting Information [Line Items]
Number of business segments in which the entity operates (in segments) | segment	4
Number of reportable segments (in segments) | segment	4
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	40,984
Investments of regulated natural gas pipelines (in miles) | mi	25,467
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	49,587
Investments of regulated natural gas pipelines (in miles) | mi	30,811
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	532
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	3,600
Investments of regulated natural gas pipelines (in miles) | mi	2,235
Power and Energy Solutions
Segment Reporting Information [Line Items]
Number of electrical power generation plants (in plants) | plant	4,650
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf	118